PROPERTY, PLANT AND EQUIPMENT	9 Months Ended
Mar. 31, 2020
PROPERTY, PLANT AND EQUIPMENT [Abstract]
PROPERTY, PLANT AND EQUIPMENT
5.	PROPERTY, PLANT AND EQUIPMENT

	Freehold land US$	Plant and equipment US$	Right-of-use assets US$	Total US$
Carrying amount at July 1, 2019	-	26,195	-	26,195
Effect of adoption of IFRS 16	-	-	222,116	222,116
Carrying amount at July 1, 2019 (adjusted)	-	26,195	222,116	248,311
Additions	687,000	12,455	116,400	815,855
De-recognition of right-of-use assets[1]	-	-	(210,230)	(210,230)
Depreciation and amortization	-	(9,264)	(63,117)	(72,381)
Carrying amount at March 31, 2020	687,000	29,386	65,169	781,555
- at cost	687,000	48,880	89,608	825,488
- accumulated depreciation and amortization	-	(19,494)	(24,439)	(43,933)

Carrying amount at July 1, 2018	-	3,982	-	3,982
Additions	-	31,025	-	31,025
Depreciation and amortization	-	(8,812)	-	(8,812)
Carrying amount at June 30, 2019	-	26,195	-	26,195
- at cost	-	36,426	-	36,426
- accumulated depreciation and amortization	-	(10,231)	-	(10,231)

Notes:

[1]
During the period, the Group entered into an agreement to sublease one of its offices in the United States.  The Group has assessed that as a result of entering into the sublease, the Group no longer retains the significant risks and rewards associated with the use of the office space and as such has de-recognised the right-of-use asset recorded in relation to this lease, and recognised a corresponding lease receivable of US$109,470 at March 31, 2020, which is classified as ‘other assets’ in the unaudited condensed consolidated statement of financial position. The Group has not adjusted the corresponding lease liability recognised under the office lease as it is still responsible for the lease payments to the lessor.